Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revolving Credit Facility	$ 371,929	$ 430,167
Senior Notes	234,901	239,577
Capital leases maturing at various dates through 2022	854	1,470
Other long-term debt maturing at various dates up to 2022	3,720	910
Long-term debt	611,404	672,123
Long-term debt - current (note 12)	4,223	1,834
Long-term debt - non-current (note 12)	$ 607,181	$ 670,289